UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4570

Name of Registrant:	Vanguard New York Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30th

Date of reporting period:	February 28, 2005

Item 1:	Schedule of Investments

Vanguard New York Tax-Exempt Money Market Fund
Schedule of Investments
February 28, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
MUNICIPAL BONDS (100.9%)

Allegany County NY IDA (Atlantic Richfield Project) VRDO	1.840%	3/1/2005	$4,700	$4,700
Battery Park City NY Auth. Rev. TOB VRDO	1.880%	3/7/2005 *	5,315	5,315
Buffalo NY Fiscal Stability Auth. BAN	3.000%	9/1/2005	29,000	29,202
Chappaqua NY Central School Dist. TAN	3.000%	6/29/2005	8,000	8,037
East Hampton Township NY BAN	2.750%	6/2/2005	30,610	30,700
Erie County NY IDA School Fac. Rev. TOB VRDO	1.880%	3/7/2005 (4)*	4,560	4,560
Erie County NY Water Auth. Rev. VRDO	1.810%	3/7/2005 (2)	11,400	11,400
Garden City NY UFSD TAN	3.000%	6/29/2005	6,500	6,532
Jericho NY UFSD TAN	2.750%	6/24/2005	5,000	5,018
Long Island NY Power Auth. Electric System Rev. CP	1.950%	3/10/2005 LOC	13,300	13,300
Long Island NY Power Auth. Electric System Rev. CP	1.950%	3/21/2005 LOC	6,000	6,000
Long Island NY Power Auth. Electric System Rev. VRDO	1.770%	3/1/2005 LOC	28,125	28,125
Long Island NY Power Auth. Electric System Rev. VRDO	1.830%	3/7/2005 (4)	49,610	49,610
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	1.880%	3/7/2005 (3)*	5,545	5,545
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	1.890%	3/7/2005 (4)*	7,500	7,500
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) VRDO	1.850%	3/7/2005 (2)	10,000	10,000
Metro. New York Transp. Auth. Rev. (Service Contract) TOB VRDO	1.880%	3/7/2005 (2)*	1,295	1,295
Metro. New York Transp. Auth. Rev. (Service Contract) TOB VRDO	1.890%	3/7/2005 (1)*	5,000	5,000
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	1.840%	3/9/2005 LOC	15,000	15,000
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	1.830%	3/14/2005 LOC	20,000	20,000
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	1.900%	4/6/2005 LOC	8,000	8,000
Metro. New York Transp. Auth. Rev. (Transit Rev.) TOB VRDO	1.880%	3/7/2005 (1)*	3,300	3,300
Metro. New York Transp. Auth. Rev. (Transit Rev.) TOB VRDO	1.890%	3/7/2005 (2)*	3,535	3,535
Metro. New York Transp. Auth. Rev. TOB VRDO	1.880%	3/7/2005 (4)*	14,180	14,180
Metro. New York Transp. Auth. Rev. TOB VRDO	1.880%	3/7/2005 (3)*	19,985	19,985
Metro. New York Transp. Auth. Rev. TOB VRDO	1.880%	3/7/2005 (4)*	4,090	4,090
Metro. New York Transp. Auth. Rev. TOB VRDO	1.890%	3/7/2005 (3)*	6,320	6,320
Metro. New York Transp. Auth. Rev. VRDO	1.830%	3/7/2005 (11)	10,150	10,150
Muni. Assistance Corp. for New York City NY	6.000%	7/1/2005 (ETM)	9,820	9,963
Muni. Assistance Corp. for New York City NY	6.250%	7/1/2005 (ETM)	5,000	5,081
Nassau County NY Interim Finance Auth. VRDO	1.840%	3/7/2005 (4)	6,955	6,955
Nassau Health Care Corp. NY VRDO	1.820%	3/7/2005 (4)	10,000	10,000
Nassau Health Care Corp. NY VRDO	1.830%	3/7/2005 (4)	13,605	13,605
New York City NY Cultural Resources Rev. (Asia Society) VRDO	1.840%	3/7/2005 LOC	11,700	11,700
New York City NY Cultural Resources Rev. (Carnegie Hall) VRDO	1.970%	3/7/2005 LOC	14,365	14,365
New York City NY Cultural Resources Rev. (Pierpont Morgan Library) VRDO	1.820%	3/7/2005 LOC	15,000	15,000
New York City NY Cultural Resources Rev. (Solomon R. Guggenheim Foundation) VRDO	1.850%	3/7/2005 LOC	17,807	17,807
New York City NY GO	6.375%	8/15/2005 (Prere.)	5,400	5,575
New York City NY GO	6.375%	8/15/2005 (Prere.)	24,720	25,464
New York City NY GO	6.300%	8/15/2005 (Prere.)	5,580	5,746
New York City NY GO TOB VRDO	1.880%	3/7/2005 (3)*	5,745	5,745
New York City NY GO TOB VRDO	1.880%	3/7/2005 (3)*	8,330	8,330
New York City NY GO TOB VRDO	1.880%	3/7/2005 (3)*	5,550	5,550
New York City NY GO TOB VRDO	1.880%	3/7/2005 (4)*	6,144	6,144
New York City NY GO TOB VRDO	1.880%	3/7/2005 (2)*	7,800	7,800
New York City NY GO TOB VRDO	1.890%	3/7/2005 (1)*	5,840	5,840
New York City NY GO TOB VRDO	1.890%	3/7/2005 (11)*	4,340	4,340
New York City NY GO TOB VRDO	1.890%	3/7/2005 *	23,435	23,435
New York City NY GO TOB VRDO	1.930%	3/7/2005 *	25,000	25,000
New York City NY GO VRDO	1.770%	3/1/2005 (4)	7,100	7,100
New York City NY GO VRDO	1.770%	3/1/2005 LOC	13,975	13,975
New York City NY GO VRDO	1.770%	3/1/2005 LOC	5,000	5,000
New York City NY GO VRDO	1.800%	3/1/2005 (1)	6,500	6,500
New York City NY GO VRDO	1.830%	3/7/2005 LOC	8,600	8,600
New York City NY Housing Dev. Corp. (Westmont Apartments) VRDO	1.810%	3/7/2005 LOC	24,200	24,200
New York City NY IDA (Civil Liberties Union) VRDO	1.770%	3/1/2005 LOC	9,500	9,500
New York City NY IDA (National Audubon Society) VRDO	1.770%	3/1/2005 LOC	14,700	14,700
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	1.840%	3/15/2005	20,000	20,000
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	1.850%	4/1/2005	12,500	12,500
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.880%	3/7/2005 *	7,615	7,615
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.880%	3/7/2005 (1)*	2,305	2,305
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.880%	3/7/2005 (1)(4)*	12,075	12,075
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.880%	3/7/2005 (1)*	4,950	4,950
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.880%	3/7/2005 *	4,400	4,400
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.880%	3/7/2005 (2)*	13,150	13,150
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.890%	3/7/2005 (2)*	11,190	11,190
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.910%	3/7/2005 *	20,500	20,500
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.760%	3/1/2005 (3)	27,800	27,800
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.770%	3/1/2005	5,400	5,400
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.770%	3/1/2005 (3)	7,800	7,800
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.780%	3/1/2005	12,300	12,300
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.800%	3/1/2005 (3)	14,000	14,000
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.850%	3/7/2005	12,000	12,000
New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	1.880%	3/7/2005 (1)*	15,000	15,000
New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	1.880%	3/7/2005 (2)*	9,400	9,400
New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	1.880%	3/7/2005 (2)*	20,000	20,000
New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	1.880%	3/7/2005 (1)*	2,600	2,600
New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	1.880%	3/7/2005 (1)*	2,250	2,250
New York City NY Transitional Finance Auth. Rev. TOB VRDO	1.880%	3/7/2005 *	10,295	10,295
New York City NY Transitional Finance Auth. Rev. TOB VRDO	1.880%	3/7/2005 (3)*	6,075	6,075
New York City NY Transitional Finance Auth. Rev. VRDO	1.770%	3/1/2005	1,550	1,550
New York City NY Transitional Finance Auth. Rev. VRDO	1.770%	3/1/2005	22,250	22,250
New York City NY Transitional Finance Auth. Rev. VRDO	1.770%	3/1/2005	12,000	12,000
New York City NY Transitional Finance Auth. Rev. VRDO	1.820%	3/1/2005	5,550	5,550
New York City NY Transitional Finance Auth. Rev. VRDO	1.820%	3/1/2005	11,050	11,050
New York City NY Transitional Finance Auth. Rev. VRDO	1.820%	3/1/2005	10,000	10,000
New York City NY Transitional Finance Auth. Rev. VRDO	1.830%	3/7/2005	14,160	14,160
New York City NY Transitional Finance Auth. Rev. VRDO	1.830%	3/7/2005	3,700	3,700
New York City NY Transitional Finance Auth. Rev. VRDO	1.830%	3/7/2005	19,600	19,600
New York City NY Transitional Finance Auth. Rev. VRDO	1.850%	3/7/2005	16,300	16,300
New York City NY Transitional Finance Auth. Rev. VRDO	1.850%	3/7/2005	19,500	19,500
New York City NY Transitional Finance Auth. Rev. VRDO	1.850%	3/7/2005	34,500	34,500
New York City NY Transitional Finance Auth. Rev. VRDO	1.860%	3/7/2005	4,500	4,500
New York State Dormitory Auth. Rev. (Columbia Univ.) CP	1.880%	4/1/2005	11,635	11,635
New York State Dormitory Auth. Rev. (Columbia Univ.) CP	1.750%	4/12/2005	12,800	12,800
New York State Dormitory Auth. Rev. (Columbia Univ.) CP	2.030%	4/12/2005	21,005	21,005
New York State Dormitory Auth. Rev. (Columbia Univ.) PUT	1.030%	3/8/2005	5,000	5,000
New York State Dormitory Auth. Rev. (Columbia Univ.) PUT	1.600%	6/8/2005	13,000	13,000
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	1.780%	3/1/2005	10,425	10,425
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	1.820%	3/7/2005	26,315	26,315
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	1.820%	3/7/2005	26,300	26,300
New York State Dormitory Auth. Rev. (Dept. of Health) TOB VRDO	1.880%	3/7/2005 (3)*	2,640	2,640
New York State Dormitory Auth. Rev. (Dept. of Health) TOB VRDO	1.880%	3/7/2005 (3)*	5,295	5,295
New York State Dormitory Auth. Rev. (Memorial Sloan Kettering) TOB VRDO	1.880%	3/7/2005 (1)*	7,150	7,150
New York State Dormitory Auth. Rev. (Mental Health Services) TOB VRDO	1.880%	3/7/2005 (1)*	16,455	16,455
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.830%	3/7/2005	46,000	46,000
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.840%	3/7/2005 (2)	2,500	2,500
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.840%	3/7/2005 (4)	6,750	6,750
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.840%	3/7/2005 (1)	19,400	19,400
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.850%	3/7/2005 (4)	8,170	8,170
New York State Dormitory Auth. Rev. (New York Public Library) VRDO	1.830%	3/7/2005 (1)	39,465	39,465
New York State Dormitory Auth. Rev. (New York Public Library) VRDO	1.830%	3/7/2005 (1)	10,600	10,600
New York State Dormitory Auth. Rev. (New York Univ.) TOB VRDO	1.880%	3/7/2005 (1)*	6,700	6,700
New York State Dormitory Auth. Rev. (Rochester Institute of Technology) VRDO	1.850%	3/7/2005 (2)	18,975	18,975
New York State Dormitory Auth. Rev. (Rockefeller Univ.) VRDO	1.830%	3/7/2005	42,000	42,000
New York State Dormitory Auth. Rev. (Rockefeller Univ.) VRDO	1.840%	3/7/2005	32,300	32,300
New York State Dormitory Auth. Rev. TOB VRDO	1.880%	3/7/2005 *	4,725	4,725
New York State Energy Research & Dev. Auth. (Con Edison) VRDO	1.860%	3/7/2005 LOC	10,000	10,000
New York State Environmental Fac. Corp. PCR TOB VRDO	1.880%	3/7/2005 (4)*	26,725	26,725
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB	1.880%	3/7/2005 *	4,700	4,700
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB	1.880%	3/7/2005 *	8,160	8,160
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB	1.880%	3/7/2005 *	5,400	5,400
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB	1.880%	3/7/2005 *	6,455	6,455
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB	1.880%	3/7/2005 *	3,715	3,715
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB	1.880%	3/7/2005 *	2,690	2,690
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB	1.880%	3/7/2005 *	8,250	8,250
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB	1.880%	3/7/2005 *	32,455	32,455
New York State GO PUT	1.580%	8/4/2005 LOC	36,400	36,400
New York State GO PUT	1.800%	10/7/2005 LOC	26,400	26,400
New York State Housing Finance Agency Rev. (Avalon Chrystie) VRDO	1.890%	3/7/2005 LOC	45,000	45,000
New York State Housing Finance Agency Service Contract Rev. VRDO	1.810%	3/7/2005 LOC	9,000	9,000
New York State Housing Finance Agency Service Contract Rev. VRDO	1.860%	3/7/2005 LOC	50,000	50,000
New York State Local Govt. Assistance Corp.	5.900%	4/1/2005 (Prere.)	9,000	9,215
New York State Local Govt. Assistance Corp. TOB VRDO	1.900%	3/7/2005 (Prere.)*	5,325	5,325
New York State Local Govt. Assistance Corp. VRDO	1.800%	3/7/2005 LOC	4,450	4,450
New York State Local Govt. Assistance Corp. VRDO	1.800%	3/7/2005 LOC	11,615	11,615
New York State Local Govt. Assistance Corp. VRDO	1.800%	3/7/2005 LOC	23,550	23,550
New York State Local Govt. Assistance Corp. VRDO	1.820%	3/7/2005 (3)	34,000	34,000
New York State Mortgage Agency Rev. TOB VRDO	1.910%	3/7/2005 (1)*	2,845	2,845
New York State Mortgage Agency Rev. TOB VRDO	1.910%	3/7/2005 *	2,795	2,795
New York State Mortgage Agency Rev. TOB VRDO	1.930%	3/7/2005 *	5,960	5,960
New York State Power Auth. Rev. CP	1.950%	3/15/2005	14,050	14,050
New York State Power Auth. Rev. CP	1.800%	3/17/2005	30,000	30,000
New York State Power Auth. Rev. CP	1.980%	3/17/2005	30,805	30,805
New York State Power Auth. Rev. CP	1.830%	3/18/2005	17,995	17,995
New York State Power Auth. Rev. PUT	2.150%	9/1/2005	20,000	20,000
New York State Power Auth. Rev. VRDO	1.830%	3/7/2005	1,700	1,700
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	1.880%	3/7/2005 (1)*	8,530	8,530
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	1.880%	3/7/2005 (2)*	10,525	10,525
New York State Thruway Auth. Rev. (Personal Income Tax) TOB VRDO	1.880%	3/7/2005 (2)*	5,280	5,280
New York State Thruway Auth. Rev. (Personal Income Tax) TOB VRDO	1.880%	3/7/2005 (1)*	4,300	4,300
New York State Thruway Auth. Rev. BAN	2.250%	10/6/2005	40,000	40,023
New York State Thruway Auth. Rev. CP	1.900%	3/1/2005	15,000	15,000
New York State Thruway Auth. Rev. CP	1.750%	3/15/2005	12,000	12,000
New York State Thruway Auth. Rev. CP	1.780%	3/15/2005	3,200	3,200
New York State Thruway Auth. Rev. CP	1.830%	3/15/2005	53,100	53,100
New York State Thruway Auth. Rev. TOB VRDO	1.880%	3/7/2005 (3)*	7,500	7,500
New York State Urban Dev. Corp. Rev. (Correctional Fac.) TOB VRDO	1.880%	3/7/2005 (3)*	4,975	4,975
New York State Urban Dev. Corp. Rev. (Correctional Fac.) TOB VRDO	1.880%	3/7/2005 (3)*	5,190	5,190
Oneida County NY IDA Rev. (Hamilton College) VRDO	1.860%	3/7/2005 (1)	26,385	26,385
Orangetown NY BAN	3.250%	1/12/2006	6,645	6,707
Pittsford NY Central School Dist. BAN	3.250%	10/14/2005	19,929	20,071
Port Auth. of New York & New Jersey CP	1.840%	3/9/2005	4,000	4,000
Port Auth. of New York & New Jersey CP	1.820%	3/11/2005	9,010	9,010
Port Auth. of New York & New Jersey CP	2.020%	4/6/2005	5,860	5,860
Port Auth. of New York & New Jersey CP	1.870%	4/8/2005	7,785	7,785
Port Auth. of New York & New Jersey Rev. TOB VRDO	1.880%	3/7/2005 *	3,625	3,625
Port Auth. of New York & New Jersey Rev. TOB VRDO	1.910%	3/7/2005 (3)*	10,000	10,000
Port Auth. of New York & New Jersey Rev. TOB VRDO	1.910%	3/7/2005 *	10,000	10,000
Suffolk County NY GO	3.000%	5/1/2005 (4)	6,730	6,747
Suffolk County NY GO	3.250%	8/16/2005	12,500	12,576
Suffolk County NY Water Auth. Rev. VRDO	1.850%	3/7/2005	45,000	45,000
Suffolk County NY Water Auth. Rev. VRDO	1.850%	3/7/2005	37,200	37,200
Syosset NY Central School Dist. TAN	3.000%	6/29/2005	14,500	14,567
Tobacco Settlement Financing Corp. New York Rev. TOB VRDO	1.900%	3/7/2005 (2)*	6,295	6,295
Tompkins County NY BAN	3.500%	3/10/2006	11,195	11,316
Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO	1.820%	3/7/2005	15,700	15,700
Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO	1.820%	3/7/2005	8,390	8,390
Tompkins County NY IDA Civic Fac. (Ithaca Univ.) VRDO	1.870%	3/7/2005 (10)	7,600	7,600
Triborough Bridge & Tunnel Auth. New York Rev	5.000%	11/15/2005	5,000	5,103
Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	1.880%	3/7/2005 (ETM)*	9,175	9,175
Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	1.880%	3/7/2005 (2)*	16,640	16,640
Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	1.880%	3/7/2005 (1)*	7,200	7,200
Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	1.880%	3/7/2005 (3)*	4,000	4,000
Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	1.880%	3/7/2005 (1)*	1,995	1,995
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.820%	3/7/2005 (4)	13,300	13,300
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.820%	3/7/2005 (4)	24,100	24,100
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.820%	3/7/2005	14,000	14,000
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.830%	3/7/2005 (4)	19,100	19,100
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.840%	3/7/2005	40,300	40,300
Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute) VRDO	1.850%	3/7/2005	11,250	11,250
Outside New York :
Puerto Rico GO TOB VRDO	1.900%	3/7/2005 (3)*	1,295	1,295
Puerto Rico Govt. Dev. Bank CP	2.020%	3/18/2005	5,000	5,000
Puerto Rico Govt. Dev. Bank VRDO	1.780%	3/7/2005 (1)	11,900	11,900
Puerto Rico Highway & Transp. Auth. Rev. VRDO	1.830%	3/7/2005 (2)	29,100	29,100
Puerto Rico Public Finance Corp. TOB VRDO	1.880%	3/7/2005 (11)*	13,873	13,873
Puerto Rico Public Finance Corp. TOB VRDO	1.930%	3/7/2005 (2)*	10,000	10,000
Puerto Rico TRAN	3.000%	7/29/2005	20,000	20,111

TOTAL MUNICIPAL BONDS
(Cost $2,668,843)				2,668,843

OTHER ASSETS AND LIABILITIES -- NET (-0.9%)				(23,349)

NET ASSETS (100%)				$2,645,494

*Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of these securities was $613,452,000, representing 23.2% of net assets.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP —Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7)FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC —Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 15, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.